Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Consideration Tranferred and Recording of Assets Acquired [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the acquisition date fair value of the consideration paid and identifiable assets acquired.

Consideration Paid:
Cash	$359,250
Common stock, 167 shares of common stock of the Company	359,250
Transaction costs	39,231
Fair value of total consideration	$757,731

Purchase Price Allocation:
Fixed assets acquired	$146,600
Customer relationships	611,131
Fair market value of net assets acquired	$757,731